Unaudited condensed consolidated interim statement of comprehensive income - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Profit for the period		£ 246	£ 149
Items that may be reclassified subsequently to profit or loss:
Foreign exchange differences on translation of foreign operations		(37)	(285)
(Loss)/gain on net investment hedges		(18)	78
Cash flow hedges:
Fair value loss arising on hedging instruments		(45)	(24)
Less: gain reclassified to profit or loss		29	24
Costs of hedging	[1]	11	0
Items that may be reclassified subsequently to profit or loss		(60)	(207)
Items that will not be reclassified subsequently to profit or loss:
Movements on equity investments held at fair value through other comprehensive income		(2)	(3)
Items that will not be reclassified subsequently to profit or loss		(2)	(3)
Other comprehensive loss for the period		(62)	(210)
Total comprehensive income/(loss) for the period		184	(61)
Attributable to:
Equity holders of the parent		142	(76)
Non-controlling interests		42	15
Total comprehensive income/(loss) for the period		£ 184	£ (61)

[1]	During 2024, WPP entered into hedging arrangements for which the foreign currency basis within the hedging instrument was excluded from the hedge designation, and identified as a cost of hedging, as permitted by IFRS.